Unaudited Interim Consolidated Statements of Changes In Deficit ¥ in Thousands, $ in Thousands		Ordinary shares Adjusted CNY (¥) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury shares Adjusted CNY (¥)	Treasury shares CNY (¥)	Treasury shares USD ($)	Additional paid-in capital Adjusted CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory surplus reserve Adjusted CNY (¥)	Statutory surplus reserve CNY (¥)	Statutory surplus reserve USD ($)	Accumulated losses Adjusted CNY (¥)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total Adjusted CNY (¥)	Total CNY (¥)	Total USD ($)	Non-controlling interests Adjusted CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Adjusted CNY (¥)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 149	¥ 149		¥ (31)	¥ (31)		¥ 177,547	¥ 175,847		¥ 9,217	¥ 8,037		¥ (549,812)	¥ (568,088)		¥ (362,930)	¥ (384,086)		¥ 26,649	¥ 20,637		¥ (336,281)	¥ (363,449)
Balance (in Shares) | shares	[1]	45,292,909
Balance at Dec. 31, 2023		¥ 149	149		(31)	(31)		177,547	175,847		9,217	8,037		(549,812)	(568,088)		(362,930)	(384,086)		26,649	20,637		(336,281)	(363,449)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	45,292,909
Profit for the year															992			992			413			1,405
Total comprehensive profit for the year															992			992			413			1,405
Dividends paid to non-controlling shareholders																					(1,068)			(1,068)
Transfer from retained profits
Balance (in Dollars) at Jun. 30, 2024			¥ 149			(31)			175,847			8,037			(567,096)			(383,094)			19,982			(363,112)
Balance (in Shares) at Jun. 30, 2024 | shares	[1]		45,292,909	45,292,909
Termination of contractual arrangement								¥ (1,700)			¥ (1,180)			¥ (18,276)			¥ (21,156)			¥ (6,012)			¥ (27,168)
Balance (in Dollars)			¥ 149			(31)			175,847			8,037			(567,096)			(383,094)			19,982			(363,112)
Balance (in Shares) | shares	[1]		45,292,909	45,292,909
Balance (in Dollars)			¥ 149			(31)			175,847			9,367			(621,794)			(436,462)			19,356			(417,106)
Balance (in Shares) | shares	[1]		45,292,909	45,292,909
Balance at Dec. 31, 2024			¥ 149			(31)			175,847			9,367			(621,794)			(436,462)			19,356			(417,106)
Balance (in Shares) at Dec. 31, 2024 | shares	[1]		45,292,909	45,292,909
Profit for the year															37,716			37,716			(144)			37,572	$ 5,245
Total comprehensive profit for the year															37,716			37,716			(144)			37,572	5,245
Transfer from retained profits												3,579			(3,579)
Balance (in Dollars) at Jun. 30, 2025			¥ 149	$ 21		(31)	$ (4)		175,847	$ 24,547		12,946	$ 1,807		(587,657)	$ (82,034)		(398,746)	$ (55,663)		19,212	$ 2,682		(379,534)	(52,981)
Balance (in Shares) at Jun. 30, 2025 | shares	[1]		45,292,909	45,292,909
Balance (in Dollars)			¥ 149	$ 21		¥ (31)	$ (4)		¥ 175,847	$ 24,547		¥ 12,946	$ 1,807		¥ (587,657)	$ (82,034)		¥ (398,746)	$ (55,663)		¥ 19,212	$ 2,682		¥ (379,534)	$ (52,981)
Balance (in Shares) | shares	[1]		45,292,909	45,292,909

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.